Segment reporting - Segment results (Details) $ in Millions	12 Months Ended
	Sep. 30, 2023 AUD ($) item	Sep. 30, 2022 AUD ($)	Sep. 30, 2021 AUD ($)
Segment reporting
Maximum exposure per business	$ 200
Cumulative number of businesses divested since the formation of Specialist Businesses | item	10
Number of businesses divested during the year | item	3
Income Statement
Net interest income	$ 18,317	$ 17,161	$ 16,858
Net fee income	1,645	1,671	1,482
Net wealth management and insurance income	562	808	1,211
Trading income	717	664	719
Other income	404	(698)	952
Net operating income	21,645	19,606	21,222
Operating expenses	(10,692)	(10,802)	(13,311)
Total operating expenses	(10,692)	(10,802)	(13,311)
Pre-provision profit	10,953	8,804	7,911
Impairment (charges)/benefits	(648)	(335)	590
Profit before income tax (expense)/ benefit	10,305	8,469	8,501
Income tax (expense)/benefit	(3,104)	(2,770)	(3,038)
Net profit attributable to NCI	(6)	(5)	(5)
Net profit attributable to owners of WBC	7,195	5,694	5,458
Notable items (post tax)	(173)	(874)	(1,495)
Balance sheet
Deposits and other borrowings	688,168	659,129
Reduction to income tax expense (benefit) attributable to the tax impact of Notable Items	184	46	57
Westpac Institutional Bank
Balance sheet
Impairment of assets, including goodwill and other intangible assets	0	0	1,192
Specialist Businesses
Balance sheet
Impairment of assets, including goodwill and other intangible assets	0	167	141
Group Businesses
Balance sheet
Impairment of assets, including goodwill and other intangible assets	35	166	6
Operating segments
Income Statement
Net interest income	18,414	16,606	16,587
Net fee income	1,645	1,672	1,619
Net wealth management and insurance income	572	859	1,317
Trading income	750	620	715
Other income	161	148	189
Notable items	103	(299)	795
Net operating income	21,645	19,606	21,222
Operating expenses	(10,232)	(10,181)	(10,964)
Notable items	(460)	(621)	(2,347)
Total operating expenses	(10,692)	(10,802)	(13,311)
Pre-provision profit	10,953	8,804	7,911
Impairment (charges)/benefits	(648)	(335)	590
Profit before income tax (expense)/ benefit	10,305	8,469	8,501
Income tax (expense)/benefit	(3,104)	(2,770)	(3,038)
Net profit attributable to NCI	(6)	(5)	(5)
Net profit attributable to owners of WBC	7,195	5,694	5,458
Notable items (post tax)	(173)	(874)	(1,495)
Balance sheet
Loans	773,254	739,647	709,784
Deposits and other borrowings	688,168	659,129	626,955
Operating segments | Consumer and Business Banking
Income Statement
Net interest income	13,204	12,012	12,293
Net fee income	820	840	796
Net wealth management and insurance income	41	51	52
Other income	22	53	25
Notable items	(78)		178
Net operating income	14,009	12,956	13,344
Operating expenses	(6,630)	(6,522)	(6,925)
Notable items	(221)	(66)	(195)
Total operating expenses	(6,851)	(6,588)	(7,120)
Pre-provision profit	7,158	6,368	6,224
Impairment (charges)/benefits	(463)	(344)	609
Profit before income tax (expense)/ benefit	6,695	6,024	6,833
Income tax (expense)/benefit	(2,015)	(1,815)	(2,049)
Net profit attributable to owners of WBC	4,680	4,209	4,784
Notable items (post tax)	(216)	(47)	(20)
Balance sheet
Loans	581,565	559,501	541,084
Deposits and other borrowings	438,970	413,909	394,995
Operating segments | Consumer
Income Statement
Net interest income	8,966	8,985	9,483
Net fee income	509	513	452
Net wealth management and insurance income	41	51	52
Other income	18	48	17
Net operating income	9,534	9,597	10,004
Operating expenses	(4,763)	(4,623)	(4,757)
Notable items	(202)	(66)	(141)
Total operating expenses	(4,965)	(4,689)	(4,898)
Pre-provision profit	4,569	4,908	5,106
Impairment (charges)/benefits	(200)	(201)	184
Profit before income tax (expense)/ benefit	4,369	4,707	5,290
Income tax (expense)/benefit	(1,317)	(1,416)	(1,583)
Net profit attributable to owners of WBC	3,052	3,291	3,707
Notable items (post tax)	(148)	(47)	(105)
Balance sheet
Loans	492,708	474,604	462,699
Deposits and other borrowings	308,380	280,574	266,445
Operating segments | Business
Income Statement
Net interest income	4,238	3,027	2,810
Net fee income	311	327	344
Other income	4	5	8
Notable items	(78)		178
Net operating income	4,475	3,359	3,340
Operating expenses	(1,867)	(1,899)	(2,168)
Notable items	(19)		(54)
Total operating expenses	(1,886)	(1,899)	(2,222)
Pre-provision profit	2,589	1,460	1,118
Impairment (charges)/benefits	(263)	(143)	425
Profit before income tax (expense)/ benefit	2,326	1,317	1,543
Income tax (expense)/benefit	(698)	(399)	(466)
Net profit attributable to owners of WBC	1,628	918	1,077
Notable items (post tax)	(68)		85
Balance sheet
Loans	88,857	84,897	78,385
Deposits and other borrowings	130,590	133,335	128,550
Operating segments | Westpac Institutional Bank
Income Statement
Net interest income	1,525	1,110	925
Net fee income	596	605	614
Trading income	692	516	608
Other income	78	25	107
Net operating income	2,891	2,256	2,254
Operating expenses	(1,308)	(1,188)	(1,418)
Notable items	(15)		(1,193)
Total operating expenses	(1,323)	(1,188)	(2,611)
Pre-provision profit	1,568	1,068	(357)
Impairment (charges)/benefits	(87)	(85)	(162)
Profit before income tax (expense)/ benefit	1,481	983	(519)
Income tax (expense)/benefit	(420)	(296)	(14)
Net profit attributable to owners of WBC	1,061	687	(533)
Notable items (post tax)	(10)		(991)
Balance sheet
Loans	92,568	85,182	67,749
Deposits and other borrowings	115,126	116,552	99,349
Operating segments | Westpac New Zealand
Income Statement
Net interest income	2,317	2,107	2,022
Net fee income	177	185	152
Net wealth management and insurance income	33	54	113
Trading income	33	43	58
Other income	(3)	(3)	11
Notable items		120	(49)
Net operating income	2,557	2,506	2,307
Operating expenses	(1,186)	(1,072)	(1,039)
Notable items	(9)		(23)
Total operating expenses	(1,195)	(1,072)	(1,062)
Pre-provision profit	1,362	1,434	1,245
Impairment (charges)/benefits	(124)	25	79
Profit before income tax (expense)/ benefit	1,238	1,459	1,324
Income tax (expense)/benefit	(351)	(382)	(376)
Net profit attributable to owners of WBC	887	1,077	948
Notable items (post tax)	(7)	119	(54)
Balance sheet
Loans	92,488	85,285	88,409
Deposits and other borrowings	76,544	71,202	75,756
Operating segments | Specialist Businesses
Income Statement
Net interest income	429	474	512
Net fee income	44	46	57
Net wealth management and insurance income	498	754	1,149
Trading income	48	41	33
Other income	60	19	25
Notable items	233	(1,011)	181
Net operating income	1,312	323	1,957
Operating expenses	(547)	(683)	(846)
Notable items	(60)	(365)	(640)
Total operating expenses	(607)	(1,048)	(1,486)
Pre-provision profit	705	(725)	471
Impairment (charges)/benefits	27	67	66
Profit before income tax (expense)/ benefit	732	(658)	537
Income tax (expense)/benefit	(122)	(61)	(373)
Net profit attributable to NCI	(5)	(4)	(2)
Net profit attributable to owners of WBC	605	(723)	162
Notable items (post tax)	207	(1,226)	(540)
Balance sheet
Loans	6,698	9,866	12,550
Deposits and other borrowings	10,834	9,457	8,744
Operating segments | Group Businesses
Income Statement
Net interest income	939	903	835
Net fee income	8	(4)
Net wealth management and insurance income			3
Trading income	(23)	20	16
Other income	4	54	21
Notable items	(52)	592	485
Net operating income	876	1,565	1,360
Operating expenses	(561)	(716)	(736)
Notable items	(155)	(190)	(296)
Total operating expenses	(716)	(906)	(1,032)
Pre-provision profit	160	659	328
Impairment (charges)/benefits	(1)	2	(2)
Profit before income tax (expense)/ benefit	159	661	326
Income tax (expense)/benefit	(196)	(216)	(226)
Net profit attributable to NCI	(1)	(1)	(3)
Net profit attributable to owners of WBC	(38)	444	97
Notable items (post tax)	(147)	280	110
Balance sheet
Loans	(65)	(187)	(8)
Deposits and other borrowings	46,694	48,009	48,111
Notable Items (pre-tax)
Income Statement
Net interest income	(97)	555	271
Net fee income		(1)	(137)
Net wealth management and insurance income	(10)	(51)	(106)
Trading income	(33)	44	4
Other income	243	(846)	763
Notable items	(103)	299	(795)
Operating expenses	(460)	(621)	(2,347)
Notable items	$ 460	$ 621	$ 2,347